Income Taxes, Operating Losses for Which no Deferred Income Tax Assets Recognized (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 CAD ($)
Research and Development Tax Credits [Abstract]
Non-refundable research and development tax credits	$ 38,947
Taxable temporary differences	23,111
Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	41,891
France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	35,839
Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	6,100
United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	60,344
United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	4,461
Canada Federal Level [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Capital losses for which no deferred tax asset recognized	49,363		$ 65,622
Research and Development Tax Credits [Abstract]
Pre-tax earnings required for recovery	$ 260,000	$ 345,000
Estimated recovery period for pre-tax earnings	P16Y	P16Y
Pre-tax earnings compound annual growth rate	1.00%	1.00%
Carried forward period	P20Y	P20Y
Canada Provincial Level [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Capital losses for which no deferred tax asset recognized	$ 52,545		$ 69,853
2020 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	3,397
2020 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2020 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2020 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2020 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2021 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	6,345
2021 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2021 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2021 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,958
2021 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2022 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	11,001
2022 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2022 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2022 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,435
2022 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2023 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,127
2023 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2023 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2023 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,972
2023 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2024 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	5,502
2024 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2024 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2024 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2024 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2025 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	6,859
2025 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2025 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2025 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2025 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2026 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	235
2026 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2026 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2026 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2026 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2027 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,425
2027 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2027 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2027 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	1,351
2027 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2028 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	2,447
2028 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2030 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	2,713
2030 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2031 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	109
2031 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2033 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	4,681
2033 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2034 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	4,851
2034 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2035 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	2,616
2035 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2036 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	8,501
2036 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2037 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	9,660
2037 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
2038 [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	7,997
2038 [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
Indefinite [Member] | Finland [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
Indefinite [Member] | France [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	35,839
Indefinite [Member] | Spain [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	6,100
Indefinite [Member] | United States [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	0
Indefinite [Member] | United Kingdom [Member]
Operating Losses for Which no Deferred Income Tax Assets Recognized [Abstract]
Operating losses for which no deferred tax asset recognized	$ 4,461